UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	March 31, 2004
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901                   	04/15/05
------------------------------          --------------------         	--------
Signature                               City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:
None





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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	 SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	 DSCRETN  MANAGERS SOLE	    SHARED	 NONE
American International Group	Common Stock	026874107	45,248	  816,611	X  50,600    717,162	 48,849
Amgen, Inc.			Common Stock	031162100	72,700	1,248,919	X  75,600  1,095,000	 78,319
Anheuser-Busch Companies, Inc.	Common Stock	035229103	56,058	1,182,900	X  71,600  1,045,800	 65,500
Automatic Data Processing, Inc.	Common Stock	053015013	80,244	1,785,177	X 111,700  1,562,950	110,527
Coca Cola Company		Common Stock	191216100	62,667	1,503,877	X  95,100  1,323,500	 85,277
Colgate Palmolive		Common Stock	194162103	66,635	1,277,262	X  75,700  1,119,250	 82,312
Costco Wholesale Corp.		Common Stock	22160K105	38,841	  879,150	X  54,100    777,000	 48,050
Dell Inc.	 		Common Stock	24702R101	111,089	2,891,447	X 179,200  2,535,950	176,297
Ebay Inc.			Common Stock	278642103	20,650	  554,220	X  36,400    490,000	 27,820
Electronic Arts Inc.		Common Stock	285661104	37,670	  727,494	X  45,200    644,000	 38,294
Genzyme Corp.			Common Stock	372917104	56,328	  984,059	X  61,200    860,600	 62,259
Gillette Company		Common Stock	375766102	35,680	  706,808	X  38,800    627,592	 40,416
Home Depot Inc.			Common Stock	437076102	62,212	1,626,876	X 101,300  1,433,700	 91,876
Johnson & Johnson		Common Stock	478160104	81,358	1,211,408	X  71,900  1,059,100	 80,408
Medtronic Inc.			Common Stock	585055106	79,563	1,561,598	X  95,600  1,373,000	 92,998
Microsoft Corp.			Common Stock	594918104	93,945	3,886,863	X 242,350  3,426,900	217,613
Pfizer Inc.			Common Stock	717081103	39,580	1,506,657	X  92,200  1,318,100	 96,357
Procter & Gamble Company	Common Stock	742718109	57,681	1,088,313	X  74,100    951,300	 62,913
Staples Inc.			Common Stock	855030102	103,884	3,305,246	X 189,500  2,913,825	201,921
Starbucks Corporation		Common Stock	855244109	44,865	  868,458	X  55,500    757,820	 55,138
State Street Corp.		Common Stock	857477103	47,624	1,089,290	X  68,200    950,950	 70,140
Sysco Corp. 			Common Stock	871829107	51,141	1,428,530	X  88,000  1,254,000	 86,530
United Parcel Service		Common Stock	911312106	69,558	  956,252	X  57,500    839,800	 58,952
Wal-Mart Stores, Inc.		Common Stock	931142103	61,544	1,228,169	X  76,700  1,084,563	 66,906
Whole Foods Market Inc.		Common Stock	966837106	24,103	  236,008	X  15,000    209,308	 11,700
Wm Wrigley			Common Stock	982426105	48,164	  734,549	X  45,400    642,500	 46,649

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